Contract assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract assets
Balance at beginning of period	$ 239	$ 182
Transfers from contract assets recognized at beginning of year to receivables	(234)	(176)
Increases as a result of new contract assets recognized during the year	249	229
Other (including exchange)	5	4
Balance at end of period	$ 259	$ 239